Subsequent Events	12 Months Ended
Jan. 31, 2022
SUBSEQUENT EVENTS
17.	Subsequent Events
The Company has evaluated our January 31, 2022 financial statements for subsequent events through the date the financial statements were issued.
Restricted Stock Units
Following the end of fiscal year 2022, the Compensation Committee approved the issuance of grants of 6,910 Restricted Stock Units under the terms of the 2021 Equity Incentive Plan, which consists of 766 RSUs granted on February 2, 2022 with a fair value of $3.15 per share, 1,690 RSUs granted on March 9, 2022 with a fair value of $4.64 per share, 4,000 RSUs granted on March 15, 2022 with a fair value of $3.71 per share, and 453 RSUs granted on April 21, 2022 with a fair value of $2.89 per share. All of the awards granted have terms consistent with the terms of the awards granted under the 2021 plan during fiscal year 2022.
Evergreen Increases
Under the terms of the 2021 Plan, the number of shares and share equivalents that can be issued under the plan increased on February 1, 2022 by 4,934 shares, an amount equal to 5.0% of the sum of (a) the total number of shares of the Registrant’s common stock outstanding on January 31st of the immediately preceding fiscal year, plus (b) the number of shares of Common Stock reserved for issuance under the 2021 Plan as of January 31st of the immediately preceding fiscal year, but which have not yet been issued. Inclusive of the prior limit of 13.5 million shares, the new limit following the increase was 18.4 million shares, of which 7.6 million remain ungranted.
Under the terms of the 2021 Employee Stock Purchase Plan (the “ESPP”), the number of shares and share equivalents that can be issued under the plan increased on February 1, 2022 by 889 shares, an amount equal to the lesser of (i) 1% of the total number of shares of Common Stock outstanding on January 31st of the preceding fiscal year, and (ii) 2,000 shares of Common Stock. There were 88,876 shares of the Company that were outstanding as of January 31,2022. Inclusive of the prior limit of 2.7 million shares, the new limit following the increase was 3,589 shares, of which all remain available.

Tumim Stone Capital Committed Equity Financing
As reported in the Form
S-1
filed on March 10, 2022 (the “Prospectus”), on February 11, 2022, the Company entered into the Common Stock Purchase Agreement (the “Purchase Agreement”) with Tumim Stone Capital, LLC (“Tumim”), pursuant to which Tumim has committed to purchase up to $175 million of common stock (the “Total Commitment”), at the Company’s direction from time to time, subject to the satisfaction of the conditions in the Purchase Agreement. Also on February 11, 2022, the Company entered into a registration rights agreement with Tumim (the “Registration Rights Agreement”), pursuant to which the Company filed with the SEC the registration statement that included the Prospectus to register for resale under the Securities Act (the “ELOC Registration Statement”), the shares of common stock that may be issued to Tumim under the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, at the time the Purchase Agreement and the Registration Rights Agreement were signed, the Company paid a cash fee of $1,750,000, or 1% of the Total Commitment, to Tumim as consideration for its commitment to purchase shares of the Company’s common stock under the Purchase Agreement.
As further described in the ELOC Registration Statement, the sales of common stock by IronNet to Tumim under the Purchase Agreement, if any, will be subject to certain limitations and may occur, from time to time at the Company’s sole discretion, over the approximately
36-month
period commencing upon the initial satisfaction of all conditions to Tumim’s purchase obligations set forth in the Purchase Agreement (the “Commencement,” and the date on which the Commencement occurs, the “Commencement Date”), including that the registration statement that includes the Prospectus covering the resale by Tumim of shares of common stock that have been and may be issued under the Purchase Agreement is declared effective by the SEC. The SEC declared the ELOC Registration Statement effective on March 17, 2022.
From and after the Commencement Date, the Company has the right, but not the obligation, from time to time at its sole discretion, to direct Tumim to purchase certain amounts of our common stock, subject to certain limitations in the Purchase Agreement, that it specifies in purchase notices that will be delivered to Tumim under the Purchase Agreement (each such purchase, a “Purchase”). Shares of common stock will be issued from the Company to Tumim at either a (i) 3% discount to the average daily volume weighted average price (the “VWAP”) of the common stock during the three consecutive trading days from the date that a purchase notice with respect to a particular purchase (a “VWAP Purchase Notice”) is delivered from the Company to Tumim (a “Forward VWAP Purchase”), or (ii) 5% discount to the lowest daily VWAP during the three consecutive trading days from the date that a VWAP Purchase Notice with respect to a particular purchase is delivered from the Company to Tumim (an “Alternative VWAP Purchase”). There is no upper limit on the price per share that Tumim could be obligated to pay for the common stock under the Purchase Agreement. The purchase price per share of common stock to be sold in a Purchase will be appropriately adjusted for any reorganization, recapitalization, non-cash
dividend, stock split, reverse stock split or other similar transaction.
Tumim has no right to require the Company to sell any shares of common stock to Tumim, but Tumim is obligated to make purchases as directed by the Company, subject to the satisfaction of conditions set forth in the Purchase Agreement at Commencement and thereafter at each time that the Company may direct Tumim to purchase shares of its common stock under the Purchase Agreement.
Although the Purchase Agreement provides that the Company may sell up to $175 million of its common stock to Tumim, only 48,503 shares of common stock have been registered for resale, which represents shares of common stock that may be issued to Tumim from and after the Commencement Date, if and when the Company elects to sell shares to Tumim under the Purchase Agreement. Depending on the market prices of common stock at the time the Company elects to issue and sell shares to Tumim under the Purchase Agreement, additional shares of common stock may need to be registered for resale under the Securities Act in order to receive aggregate gross proceeds equal to the $175,000,000 Total Commitment available under the Purchase Agreement. If all of the 48,503 shares offered by Tumim for resale under the ELOC Registration Statement were issued and outstanding (without taking into account the 19.99% Exchange Cap limitation), such shares would represent approximately 3
3
% of the total number of shares of common stock
outstanding and approximately 7
9
% of the total number of outstanding shares held by
non-affiliates.
If the Company elects to issue and sell more than
48,503
shares to Tumim, which the Company has the right, but not the obligation, to do, any such additional shares must first be registered for resale under the Securities Act, which could cause additional substantial dilution to Company stockholders. The number of shares ultimately offered for resale by Tumim is dependent upon the number of shares the Company may elect to sell to Tumim under the Purchase Agreement from and after the Commencement Date.
The net proceeds under the Purchase Agreement will depend on the frequency and prices at which the Company sell shares of its stock to Tumim. It is expected that any proceeds received from such sales to Tumim will be used for working capital and general corporate purposes.
Securities Litigation
On April 22, 2022, a federal securities class action lawsuit, captioned Grad v. IronNet, Inc., et al., No.
1:22-cv-004499
(E.D. Va.), was filed by our purported stockholder in the United States District Court for the Eastern District of Virginia on behalf of a proposed class consisting of those who acquired our securities between September 15, 2021 and December 20, 2021. The complaint names us, our co-CEOs,
and our CFO as defendants and asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, for alleged misrepresentations and/or omissions in a September 14, 2021 press release regarding our business and financial prospects, our ability to predict the timing of significant customer opportunities, and our disclosure controls and procedures. The complaint seeks an unspecified amount of damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees. We believe the claims are without merit, intend to defend the case vigorously, and have not recorded a liability related to this lawsuit because, at this time, we are unable to estimate reasonably possible losses or determine whether an unfavorable outcome is probable.